UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                     DATE OF FISCAL YEAR END: JULY 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.  REPORTS TO STOCKHOLDERS.

                       THE ADVISORS' INNER CIRCLE FUND II


                      HAMBRECHT SMALL CAP TECHNOLOGY FUND

      SEMI-ANNUAL REPORT                                  JANUARY 31, 2006
--------------------------------------------------------------------------------




                                 [LOGO OMITTED]

                                WR HAMBRECHT + CO
                             ASSET MANAGEMENT, LLC







                                                      INVESTMENT ADVISER:

                                                      W.R. HAMBRECHT + CO.
                                                      ASSET MANAGEMENT, LLC

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JANUARY 31, 2006
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Top Ten Common Stock Holdings ..........................................     1

Schedule of Investments ................................................     2

Statement of Assets and Liabilities ....................................     5

Statement of Operations ................................................     6

Statement of Changes in Net Assets .....................................     7

Financial Highlights ...................................................     8

Notes to Financial Statements ..........................................     9

Disclosure of Fund Expenses ............................................    14

Approval of Investment Advisory Agreement ..............................    16

--------------------------------------------------------------------------------





The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-241-4294; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JANUARY 31, 2006
                                                             (UNAUDITED)
--------------------------------------------------------------------------------
                         TOP TEN COMMON STOCK HOLDINGS*
--------------------------------------------------------------------------------
                  Brightpoint ...................... 8.21%

                  Agilysys ......................... 5.61%

                  Adaptec .......................... 4.97%

                  SYNNEX ........................... 4.79%

                  OSI Systems ...................... 3.32%

                  Asyst Technologies ............... 3.08%

                  Aspen Technology ................. 2.99%

                  Dot Hill Systems ................. 2.94%

                  Enterasys Networks ............... 2.93%

                  iGate ............................ 2.65%
--------------------------------------------------------------------------------
*PERCENTAGES BASED ON TOTAL INVESTMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JANUARY 31, 2006
                                                             (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

[Bar Chart Omitted]
Plot points as follows:

34.3% Computer & Services
22.1% Computer Software
13.9% Communications Equipment
13.0% Semiconductors
10.0% Electrical Equipment & Services
 3.0% Money Markets
 2.2% Electrical Instruments & Controls
 1.5% Electronics

+PERCENTAGES BASED ON TOTAL INVESTMENTS
--------------------------------------------------------------------------------
 COMMON STOCK -- 98.2%++
--------------------------------------------------------------------------------
                                                             SHARES      VALUE
                                                           ---------   --------
COMMUNICATIONS EQUIPMENT -- 14.1%
   Brightpoint* .........................................    1,925     $ 43,486
   CalAmp* ..............................................    1,080       11,534
   Globecomm Systems* ...................................      670        5,092
   Seachange International* .............................    1,200        9,984
   TeleCommunication Systems* ...........................    1,675        3,417
                                                                       --------
                                                                         73,513
                                                                       --------
COMPUTER SOFTWARE -- 22.4%
   ActivCard* ...........................................    2,137        7,586
   Aspen Technology* ....................................    1,850       15,817
   Atari* ...............................................    6,350        5,582
   Bell Microproducts* ..................................    1,382        8,790
   ePlus* ...............................................      360        5,090
   Intervideo* ..........................................      640        6,950
   Mobius Management Systems* ...........................      880        6,345
   Navarre* .............................................    1,380        7,604
   Selectica* ...........................................    1,395        4,087
   SumTotal Systems* ....................................    1,175        5,605
   SupportSoft* .........................................    1,851        8,070
   SYNNEX* ..............................................    1,360       25,337
   Vitria Technology* ...................................    1,445        4,075
   WatchGuard Technologies* .............................    1,550        6,278
                                                                       --------
                                                                        117,216
                                                                       --------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JANUARY 31, 2006
                                                             (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                             SHARES      VALUE
                                                           ---------   --------
COMPUTERS & SERVICES -- 34.7%
   Adaptec* .............................................    4,840     $ 26,330
   Agilysys .............................................    1,400       29,680
   Computer Horizons* ...................................    1,445        6,676
   Dot Hill Systems* ....................................    2,050       15,580
   Dynamics Research* ...................................      430        6,084
   Enterasys Networks* ..................................    1,134       15,490
   Gerber Scientific* ...................................    1,050       11,676
   iGate* ...............................................    2,465       14,026
   InFocus* .............................................    1,870        7,293
   Iomega ...............................................    2,395        6,083
   MIVA* ................................................    1,425        7,695
   Network Equipment Technologies* ......................    1,050        4,400
   Overland Storage* ....................................      700        6,125
   Pomeroy IT Solutions* ................................      635        6,420
   Printronix ...........................................      260        3,890
   SimpleTech* ..........................................    2,120        9,010
   TechTeam Global* .....................................      515        5,289
                                                                       --------
                                                                        181,747
                                                                       --------
ELECTRICAL EQUIPMENT & SERVICES -- 10.1%
   EMS Technologies* ....................................      540        9,277
   OSI Systems* .........................................      800       17,568
   Planar Systems* ......................................      660        9,121
   SBS Technologies* ....................................      750        8,557
   Sypris Solutions .....................................      850        8,492
                                                                       --------
                                                                         53,015
                                                                       --------
ELECTRONIC INSTRUMENTS & CONTROLS -- 2.2%
   Exide Technologies* ..................................    1,050        3,885
   NU Horizons Electronics* .............................      830        7,595
                                                                       --------
                                                                         11,480
                                                                       --------
ELECTRONICS -- 1.5%
   Merix* ...............................................      970        7,906
                                                                       --------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JANUARY 31, 2006
                                                             (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                             SHARES      VALUE
                                                           ---------   --------
SEMICONDUCTORS -- 13.2%
   Alliance Semiconductor* ..............................    1,270      $ 3,442
   Asyst Technologies* ..................................    2,280       16,325
   ESS Technology* ......................................    1,910        7,640
   FSI International* ...................................    1,290        7,146
   MRV Communications* ..................................    4,975       12,736
   Richardson Electronics ...............................      814        6,520
   Ultra Clean Holdings* ................................      825        7,829
   White Electronic Designs* ............................    1,200        7,296
                                                                       --------
                                                                         68,934
                                                                       --------
   TOTAL COMMON STOCK
      (Cost $442,690) ...................................               513,811
                                                                       --------
--------------------------------------------------------------------------------
 MONEY MARKET FUNDS -- 3.0%
--------------------------------------------------------------------------------
   Evergreen Institutional Government Money
      Market Fund, Cl I 4.13%** .........................    7,819        7,819
   Evergreen Institutional Treasury Money
      Market Fund, Cl I 4.12%** .........................    7,818        7,818
                                                                       --------
   TOTAL MONEY MARKET FUNDS
      (Cost $15,637) ....................................                15,637
                                                                       --------
   TOTAL INVESTMENTS -- 101.2%
      (Cost $458,327) ...................................               529,448
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES, NET -- (1.2%) ....                (6,386)
                                                                       --------
   NET ASSETS -- 100.0% .................................              $523,062
                                                                       ========
 * NON-INCOME PRODUCING SECURITY.
** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006.
++ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS
   ARE UTILIZED FOR REPORTING.
CL CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND
                                                             JANUARY 31, 2006
                                                             (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------



   ASSETS:
   Investments and Value (Cost $458,327) ...........................   $529,448
   Receivable due from Adviser .....................................     15,014
   Prepaid expenses ................................................     17,981
                                                                       --------
      TOTAL ASSETS .................................................    562,443
                                                                       --------
   LIABILITIES:
   Administration Fees Payable .....................................     10,447
   Trustees' Fees Payable ..........................................      1,187
   Accrued Expenses Payable ........................................     27,747
                                                                       --------
      TOTAL LIABILITIES ............................................     39,381
                                                                       --------
   NET ASSETS ......................................................   $523,062
                                                                       --------
   NET ASSETS:
   Paid-in-Capital (unlimited authorization -- no par value) .......   $465,078
   Distributions in excess of net investment income ................    (11,192)
   Accumulated net realized loss on investments ....................     (1,945)
   Unrealized appreciation on investments ..........................     71,121
                                                                       --------
      TOTAL NET ASSETS .............................................   $523,062
                                                                       --------
   Net Asset Value, Offering and Redemption Price Per Share
      ($523,062 / 45,794 shares) ...................................   $  11.42
                                                                       --------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          HAMBRECHT SMALL CAP
                                                            TECHNOLOGY FUND
                                                            FOR THE PERIOD ENDED
                                                            JANUARY 31, 2006*
                                                            (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ........................................................    $     613
                                                                      ---------
   TOTAL INVESTMENT INCOME                                                  613
                                                                      ---------
EXPENSES
Administration Fees ..............................................       41,559
Trustees' Fees ...................................................        2,640
Investment Advisory Fees .........................................        1,303
Distribution Fees ................................................          383
Transfer Agent Fees ..............................................       19,463
Legal Fees .......................................................       15,192
Audit Fees .......................................................        8,303
Printing Fees ....................................................        5,479
Registration Fees ................................................        3,904
Custodian Fees ...................................................        1,425
Offering Costs ...................................................       13,478
Insurance and other expenses .....................................        7,866
                                                                      ---------
   TOTAL EXPENSES ................................................      120,995
                                                                      ---------
Less: Waiver of Investment Advisory Fees .........................       (1,303)
Reimbursement by Investment Adviser ..............................     (117,777)
                                                                      ---------
   NET EXPENSES ..................................................        1,915
                                                                      ---------
NET INVESTMENT LOSS ..............................................       (1,302)
                                                                      ---------
NET REALIZED LOSS ON INVESTMENTS .................................       (1,945)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS .............       71,121
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..................       69,176
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............    $  67,874
                                                                      =========
*COMMENCED OPERATIONS ON AUGUST 31, 2005.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                                 TECHNOLOGY FUND



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                       PERIOD
                                                                       ENDED
                                                                     JANUARY 31,
                                                                        2006*
                                                                     (UNAUDITED)
                                                                     -----------
OPERATIONS:
   Net Investment Loss .............................................  $ (1,302)
   Net Realized Loss on Investments ................................    (1,945)
   Net Change in Unrealized Appreciation on Investments ............    71,121
                                                                      --------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............    67,874
                                                                      --------
DIVIDENDS:
   Net Investment Income ...........................................    (9,890)
                                                                      --------
     TOTAL DIVIDENDS ...............................................    (9,890)
                                                                      --------
CAPITAL SHARE TRANSACTIONS:
   Issued ..........................................................   455,314
   In Lieu of Cash Distributions ...................................     9,890
   Redeemed ........................................................      (126)
                                                                      --------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ......   465,078
                                                                      --------
     TOTAL INCREASE IN NET ASSETS ..................................   523,062
                                                                      --------
NET ASSETS:
   Beginning of Period .............................................        --
   End of Period (including distributions in excess of
     net investment income of $11,192) .............................  $523,062
                                                                      ========
SHARE TRANSACTIONS:
   Issued ..........................................................    44,858
   In Lieu of Cash Distributions ...................................       949
   Redeemed ........................................................       (13)
                                                                      --------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ......    45,794
                                                                      ========
  * COMMENCED OPERATIONS ON AUGUST 31, 2005.
AMOUNTS DESIGNATED AS "--" ARE $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                                 TECHNOLOGY FUND



--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                    PERIOD
                                                                    ENDED
                                                               JANUARY 31, 2006*
                                                                  (UNAUDITED)
                                                               -----------------

Net Asset Value, Beginning of Period ..........................     $10.00
                                                                    ------
Income from Operations:
   Net Investment Loss(1) .....................................      (0.04)
   Net Realized and Unrealized Gain(1) ........................       1.70
                                                                    ------
Total from Operations .........................................       1.66
                                                                    ------
Dividends:
   Net Investment Income ......................................      (0.24)
                                                                    ------
Total Dividends ...............................................      (0.24)
                                                                    ------
Net Asset Value, End of Period ................................     $11.42
                                                                    ======

TOTAL RETURN+ .................................................      16.79%***
                                                                    ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .........................     $  523
Ratio of Expenses to Average Net Assets .......................       1.25%**
Ratio of Expenses to Average Net Assets (without waivers
   and reimbursements) ........................................      78.96%**
Ratio of Net Investment Loss to Average Net Assets ............      (0.85)%**
Portfolio Turnover Rate .......................................       2.46%***

  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED
    AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
    ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  * COMMENCED OPERATIONS ON AUGUST 31, 2005.
 ** ANNUALIZED.
*** NOT ANNUALIZED.
(1) PER SHARE NET INVESTMENT INCOME/(LOSS) AND NET REALIZED AND UNREALIZED GAIN/(LOSS) CALCULATED USING AVERAGE SHARES.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL
                                                             CAP TECHNOLOGY FUND
                                                             JANUARY 31, 2006
                                                             (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with nine funds. The financial statements herein are those of the Hambrecht Small Cap Technology Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
     valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2006, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Fund, which commenced operations on August 31, 2005, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months beginning with inception. As of January 31, 2006, $17,854 remained to be amortized.

     REDEMPTION FEES -- The Fund retains redemption fees of 1.00% on redemptions of capital shares held for less than 30 days. For the period ended January 31, 2006, there were no redemption fees retained by the Fund.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICES, AND TRANSFER AGENT AGREEMENTS:

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:

     0.12% on the first $200 million of the Funds average daily net assets; 0.10% on all Funds average daily net assets over $200 million

The Fund is subject to a minimum annual administrative fee of $123,000. There is also a minimum annual administration fee of $100,000 per additional fund and $15,000 per additional class. For the period ended January 31, 2006, the Fund paid the Administrator 27.12% of the average daily net assets.

The Trust and Distributor are parties to a Shareholder Services Plan dated August 9, 2005. The Fund has adopted the Shareholder Services Plan (the "Plan") for the Institutional Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average net assets attributable to the Institutional Class Shares as compensation for distribution services.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND


--------------------------------------------------------------------------------
5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

W.R. Hambrecht + Co. Asset Management, LLC (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the Fund's average daily net assets. The Adviser has contractually agreed to limit the total expenses of the Advisor Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.25% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its management fee and/or reimburse certain expenses of the Fund. In addition, if at any point during the first three years of Fund operations, it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the Fund's total operating expenses and 1.25% of the average daily net assets to recapture any of its prior waivers or reimbursements. At January 31, 2006, the amount the Adviser may seek as reimbursement of previously waived and reimbursed fees for the Fund was $119,080.

Wachovia Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6. INVESTMENT TRANSACTIONS:
For the period ended January 31, 2006, the Fund made purchases of $454,342 and sales of $9,707 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government or short-term securities.

7. FEDERAL TAX INFORMATION:
It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at January 31, 2006 were as follows:

            FEDERAL         APPRECIATED       DEPRECIATED   NET UNREALIZED
           TAX COST         SECURITIES        SECURITIES     APPRECIATION
          -----------     -------------     -------------   ---------------
           $458,327           $89,859          $(18,738)        $71,121

8. CONCENTRATIONS/RISKS:

As  its  principal   investment  strategy,   the  Fund  invests,   under  normal
circumstances, at least 80% of its net assets in equity securities of small-cap technology companies.

To the extent that the Fund's investments are focused in issuers conducting business in the technology industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect that industry. The prices of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing problems related to bringing products to market and rapid obsolescence of products. Some of the companies involved in the technology industry may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

9. INDEMNIFICATIONS:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. OTHER:

At January 31, 2006, 81% of the total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.
--------------------------------------------------------------------------------
                                    BEGINNING    ENDING                 EXPENSE
                                     ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                      VALUE       VALUE      EXPENSE     DURING
                                     08/31/05    01/31/06     RATIO      PERIOD*
--------------------------------------------------------------------------------
HAMBRECHT SMALL CAP TECHNOLOGY FUND
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN             $1,000.00   $1,167.90      1.25%     $5.68
HYPOTHETICAL 5% RETURN               1,000.00    1,015.72      1.25       5.28
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 153/365.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------
BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. At its August 9, 2005 meeting, the Board considered the approval of the Advisory Agreement for an initial term of two years. In connection with this meeting, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; and (b) the costs of the services to be provided by the Adviser and its affiliates from the relationship with the Fund, as discussed in further detail below. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to approve the Advisory Agreement.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser by reviewing key staff members and overall investment philosophy. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund. Among other things, the Board considered the quality and continuity of the Adviser's portfolio management personnel, the Adviser's small cap value-oriented asset management strategy as it relates to the Fund, the Adviser's commitment to compliance, the relationship between the Adviser and its brokerage affiliate and the policies and procedures in place to maintain separation between the entities and monitor for any potential conflicts of interest, and the Board concluded that it was satisfied with the services to be provided to the Fund.

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                             TECHNOLOGY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------
COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. The Trustees reviewed reports comparing the expense ratio and advisory fee to be paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the advisory fees to be paid by the Fund were comparable to those of peer funds. The Board was satisfied that the Adviser had adequate financial resources and was committed to the long-term success of the Fund. The Board also considered and was satisfied with the Adviser's intention to maintain a cap on the Fund's annual operating expenses through waivers of its fee and, to the extent necessary, reimbursing certain expenses of the Fund. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees, did not make any conclusions regarding the Adviser's profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale. The Board also considered the Adviser's policies with respect to using commissions generated from portfolio transactions to pay for brokerage and research services and the Board was satisfied with such policies.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

                       HAMBRECHT SMALL CAP TECHNOLOGY FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                  800-241-4294

                                    ADVISER:
                   W.R. Hambrecht + Co. Asset Management, LLC
                                539 Bryant Street
                                    Suite 100
                          San Francisco, CA 94107-1237

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004













              This information must be preceded or accompanied by a
                        current prospectus for the Fund.

WRH-SA-001-0100

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrants' Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)*                     /s/ James F. Volk
                                              --------------------------------
                                              James F. Volk, President

Date March 30, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -----------------------
                                              James F. Volk, President

Date March 30, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              --------------------------
                                              Michael Lawson, Controller and CFO

Date March 30, 2006
* Print the name and title of each signing officer under his or her signature.